UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-879

                              Trainer Wortham Funds
               (Exact name of registrant as specified in charter)

                           1230 Avenue of the Americas
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                               Patrick W.D. Turley
                                   Dechert LLP
                              1775 Eye street, N.W.
                            Washington, DC 20006-2401
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-759-7755
                                                          -------------------

                     Date of fiscal year end: June 30, 2004
                                             -------------------

                   Date of reporting period: December 31, 2003
                                            -------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

TRAINER WORTHAM FUNDS
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

Trainer Wortham is pleased to present the Semi-Annual Report for the Trainer Wortham Family of Funds.

The Trainer Wortham Funds have experienced positive returns on all fronts for the calendar year ended December 31, 2003. The worst is behind us and history tells us it is not unreasonable to expect these positive trends to continue. Markets will be fueled by economic growth as well as improving corporate and consumer confidence. We will have to watch any changes on the political front; however, election years are traditionally a very strong time for equity markets. It is important to remember asset allocation and Trainer Wortham offers the diversification of investing in core growth equities with the First Mutual Fund, yield income with the Total Return Bond Fund and convertible securities with the Froley, Revy Convertible Securities Fund.

We at Trainer Wortham and Froley, Revy thank you for your continued support and we look forward to a healthy and prosperous 2004.

Respectfully,


/s/ David P. Como
David P. Como
Chairman and Chief Investment Officer
Trainer Wortham Funds
December 31, 2003


TABLE OF CONTENTS
---------------------------------------------------------
Fund Commentary
   First Mutual Fund ............................     2
Fund Commentary
   Total Return Bond Fund .......................     3
Fund Commentary
   Froley, Revy Convertible Securities Fund .....     4
Schedules of Investments:
   First Mutual Fund ............................     5
   Total Return Bond Fund .......................     6
   Froley, Revy Convertible Securities Fund .....     8
Statements of Assets and Liabilities ............    12
Statements of Operations ........................    13
Statements of Changes in Net Assets .............    14
Financial Highlights:
   First Mutual Fund ............................    16
   Total Return Bond Fund .......................    17
   Froley, Revy Convertible Securities Fund .....    18
Notes to Financial Statements ...................    19

--------------------------------------------------------------------------------
A description  of the Funds' proxy voting  policies and  procedures is available
(i) without charge, upon request, by calling (800) 893-8637; and (ii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

TRAINER WORTHAM FIRST MUTUAL FUND
FUND COMMENTARY
--------------------------------------------------------------------------------

Dear Current and Future Shareholders,

The millennium recession is over. While the exuberance of the dot-com boom is not likely to return anytime soon, our economy is in the midst of a broad based recovery. The third quarter of 2003 saw the strongest growth in 20 years, with S&P companies' profits up over 28%. The markets have responded, turning around a negative start for the year. For 2003 the S&P 500 closed up over 26% erasing nearly the entire 23% drop in 2002, its worst year since 1974. Such a strong stock market rally often precludes a correction as investors will be quick to keep their profits and thus quick to sell. But we believe that we have only just seen the very beginning of the next bull market.

The pendulum on Wall Street always swings too far. 2000-2002 was one of the worst bear markets of the past century. History tells us that after the bottom of every sustained bear market, 12 months or greater, we have a recovery averaging 75% over the following three years. A similar recovery would bring us to our 2000 high in 2005.

Though tax cuts and low interest rates provide fuel, which will drive the markets upward, certain industries and companies will benefit more than others. Consumer and retail stocks that benefited from the refinancing boom and tax cuts will hand the baton to more business focused industries. Cost cutting programs at major companies are ending, long overdue technology upgrades are being planned and Help Wanted signs are replacing pink slips. The presidential elections and Olympics will drive up advertising rates benefiting the media companies. Based on these beliefs, we have positioned your investments to benefit from these rising trends. As always we focus on value creating quality companies.

Thank you for your continued support.

Respectfully,




/s/ David P. Como
David P. Como
Managing Director
Trainer Wortham & Company, Inc.

---------------------------------------------------------------------------------------------------------------------
                           GREAT BEAR MARKETS OF THE PAST 100 YEARS AND THEIR AFTERMATH
---------------------------------------------------------------------------------------------------------------------

        GREAT DEPRESSION               WORLD WAR II                  OIL EMBARGO                SEPTEMBER 11TH
---------------------------------------------------------------------------------------------------------------------
   1929      -8.4%               1939     -0.4%      BEAR      1973     -14.7%    BEAR       2000     -9.1%     BEAR
   1930     -24.9%     BEAR      1940     -9.8%     -21.8%     1974     -26.5%   -41.2%      2001    -11.9%    -44.4%
   1931     -43.3%    -84.8%     1941    -11.6%                1975      37.2%               2002    -23.4%
   1932      -8.2%               1942     20.3%                1976      23.8%               2003     26.3%
   1933      54.0%               1943     25.9%      BULL      1977      -7.2%               2004      ?
   1934      -1.4%     BULL      1944     19.8%     +94.0%     1978       6.6%    BULL       2005      ?        BULL
   1935      47.7%    +134.2%    1945     36.4%                1979      18.4%   +111.2%     2006      ?         +?
   1936      33.9%               1946     -8.1%                1980      32.4%               2007      ?
---------------------------------------------------------------------------------------------------------------------

Source: Ibbotson

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN ANY INDEX. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR EXPENSES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT A BANK. TRAINER WORTHAM & COMPANY, INC. IS THE INVESTMENT ADVISOR TO THE TRAINER WORTHAM FIRST MUTUAL FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, INCLUDING FIRST REPUBLIC BANK, PARENT COMPANY OF TRAINER WORTHAM AND FROLEY, REVY, OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM TOTAL RETURN BOND FUND
FUND COMMENTARY
--------------------------------------------------------------------------------

Dear Shareholders,

The past year was an interesting one for the bond market as interest rates did not increase to anywhere near as much as most investors thought they would. Even as GDP growth was released at over 8% in the 3rd quarter, interest rates hardly budged. Surprisingly, over the course of the year, the yield on the ten-year Treasury increased only about 40 basis points. Most bond portfolios earned the coupon in 2003 or experienced only modest price declines. The historic steepness of the yield curve contributed significantly to total return as intermediate maturities rolled down the yield curve. For example, a three-year bond at the start of the year became a two-year bond after 12 months, gaining almost 50 basis points of performance by virtue of the passage of time. With some very well publicized exceptions, corporate and emerging market bonds performed the best last year as they responded to the prospect of and then the realization of, an improving economy. Mortgage-backed securities outperformed Treasuries, in spite of the massive prepayment wave early in the year which shortened durations and produced excess cash flow that was difficult to reinvest in such a low interest rate environment.

There is no doubt the economy is improving. Earnings reports, with a few exceptions, have been robust and the equity markets have responded with vigor. In fact, the S&P 500 was up over 26% last year. Even the beleaguered technology sector has bounced back exceptionally well. An unfortunate consequence to all this good news is that commodity prices have soared as oil, natural gas, lumber and gold have all reached new highs. Historically, this has led to an increase in inflation; however, during the current market cycle CPI has increased only modestly and is still less than 2% year over year. It is interesting to remember, at one point last year, there were even concerns about deflation!

Workers who were let go during the economic decline are slowly being absorbed into the marketplace. However, employment statistics have yet to show a marked improvement. The reason for this, according to most economists, is that much of the production previously done in the United States has been exported abroad. The Federal Reserve, in an effort to stimulate the economy, has let the dollar fall precipitously relative to other currencies which has proven to be the "jump start" the economy needed.

We at Trainer Wortham believe that rates may in fact stay low for longer than most people expect. Even though the economy has reaccelerated, there is still excess capacity resulting from the numerous corporate restructurings that took place during the three year bear market. We also believe that since 2004 is an election year, the Bush Administration will do everything possible to keep the economy on solid footing which should keep a cap on interest rate increases.

We are continuing to move away from corporate bonds and into mortgage- and asset-backed securities in the portfolios. It seems that almost every day there is another surprise of a corporate scandal unfolding where the ultimate losers are the bondholders. The yield spread between corporates and Treasuries is currently very tight and in our opinion does not reflect this risk. We would much rather own a AAA mortgage-backed security made up of thousands of individual loans where the risk is very "granular" and much easier to monitor. Furthermore, most homeowners have already refinanced so the prepayment risk on these securities is somewhat minimized. We can also select specific "first cash flow" tranches that will pay down quickly and have a relatively short average life. Best of all, if rates do rise faster than we expect, these securities will produce lots of cash flow that can be reinvested at higher rates.

In summary, 2003 was a good year for bonds. In fact it was better than most anticipated. We think 2004 could be another such surprising year, as rates may not rise as fast as most people expect them to. Longer term, however, we still believe rates will be higher as investors will need to be compensated for the inflationary pressures currently in the system. Our durations are already quite short in anticipation of this eventuality; however, our exposure to mortgage- and asset-backed bonds has more than made up for the lost yield involved in being more conservatively positioned.

Sincerely,



/s/ John D. Knox
John D. Knox
President and CEO
Trainer Wortham & Company, Inc.



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. THE U.S. GOVERNMENT GUARANTEES THE PAYMENT OF PRINCIPAL AND INTEREST ON U.S. TREASURY SECURITIES, WHILE THE PRINCIPAL AND INVESTMENT RETURN OF TRAINER WORTHAM FUNDS ARE NOT GUARANTEED AND WILL VARY OVER TIME. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT A BANK. TRAINER WORTHAM & COMPANY, INC. IS THE INVESTMENT ADVISOR TO THE TRAINER WORTHAM TOTAL RETURN BOND FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, INCLUDING FIRST REPUBLIC BANK, PARENT COMPANY OF TRAINER WORTHAM AND FROLEY, REVY, OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
FUND COMMENTARY
--------------------------------------------------------------------------------

Dear Current and Future Shareholders,

As always, we appreciate your interest and continued investment in our fund. The past year saw major upheavals on the geopolitical stage and a tremendous resurgence of the equity markets. Confidence increased as interest rates and inflation stayed very low, allowing both individuals and corporations to refinance and restructure their balance sheets. As stock prices rose and credit spreads against treasuries tightened, convertible securities were favorably impacted and performed strongly on both absolute and relative terms.

ECONOMIC REVIEW
The U.S. and global economies are recovering from several years of slow or negative growth, and recent economic data indicates positive momentum for economies worldwide. U.S. economic policies, both fiscal and monetary, have fueled the growth within the U.S. The Federal Reserve has been committed to low interest rates and high liquidity in order to stimulate the economy. The federal government is also committed to this effort through lower taxes, increased spending and higher depreciation schedules. Foreign governments, through expansionary fiscal policies in Europe and expansionary monetary policies in China, have also aided in global growth.

U.S. manufacturing and business investment grew in 2003. The December I.S.M. Manufacturing Index, a measure of manufacturing activity, came in well above expectations at 66.2. Any reading above 50 indicates growth. GPD in the third quarter was revised up to 8.2%. In addition to the pick up in the once lagging manufacturing activity, the consumer continued to spend at a healthy pace. In addition, inflation remains subdued, with the C.P.I. at 1.1%, the lowest since 1966.

One area of concern in the U.S. economy has been the employment data. Increased worker productivity, while beneficial to the economy and corporate profits, had not translated into higher wages, and it made it easier for companies to put a hold on new hires. This changed in the last few months of 2003 as growth accelerated. The employment picture has begun to improve, and the unemployment rate has dropped to 5.9%, an 8-month low. The economy added jobs from August through November.

While the current economic picture is positive, it is important to understand the potential threats. Consumer leverage is a concern. The consumer has added to their debt levels with interest rates at 40-year lows. Debt service remains manageable as long as interest rates remain low and incomes grow but could become problematic with higher interest rates. The Federal Government has also increased debt levels, with expectations of a $500 billion budget deficit for 2004. The U.S. trade deficit has also created a concern, with expectations of a $500 billion deficit for 2004. The decline in the dollar, although positive for U.S. exports, could be troublesome if it contributes to instability. And lastly, higher growth and higher commodity prices could lead to fears of increased inflation and higher interest rates. While these factors must not be overlooked, they do not appear to be having a negative impact on current economic growth.

MARKET OUTLOOK
We expect the stock market to continue on its upward trend as corporate profits increase. S&P 500 operating earnings are expected to grow around 22% in the fourth quarter of 2003. Expectations are for 12.6% growth in 2004. The highest growth expectations for 2004 are in basic materials, up an expected 49%; transportation, up an expected 36%; and, technology, up an expected 33%. The S&P 500 currently trades at 18 times 2004 expected earnings. While not at a historical low valuation, it appears to be fairly valued given the low interest rate environment and the potential increase in growth.

Bond yields have moved up and should continue to rise modestly as the economy improves. Short-term rates should stay low because the Federal Reserve is committed to its expansionary policy, but they could see a pick up later in the year, as short-term rates are at historical lows. We would expect a gradual increase in long-term rates because they are also at historical lows. We don't anticipate a big pick up in inflation and therefore don't think that long-term rates will spike dramatically. We expect corporate spreads to remain stable as the economy improves, but don't see much more room for tightening, as spreads tightened dramatically over the past year.

The outlook for convertibles in 2004 is for continued outperformance relative to bonds, and for less risk, but also less reward than the equity markets. The convertible marketplace continues to be more balanced, as equity prices have risen, and a flood of new issues has come to the convertible market. In 2003, new issuance for convertibles was incredibly strong. A record 267 issues priced, for proceeds of $87 billion, second only to $106 billion in 2001. We would anticipate convertible returns to be driven primarily by the underlying equities and secondarily by yield. Since we anticipate modest positive returns on the underlying equities, we believe that convertibles should offer attractive risk adjusted returns.

Sincerely,

/s/ Andrea Revy O'Connell
Andrea Revy O'Connell
President and Chief Investment Officer
Froley, Revy Investment Co., Inc.

/s/ George A. Froley, III
George A. Froley, III
Chairman
Froley, Revy Investment Co., Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN ANY INDEX. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR EXPENSES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT A BANK. FROLEY, REVY INVESTMENT CO., INC. IS THE INVESTMENT ADVISOR TO THE FROLEY, REVY CONVERTIBLE SECURITIES FUND, FOR WHICH IT RECEIVES A FEE. TRAINER WORTHAM & COMPANY, INC. IS THE SUBADVISOR TO THE FROLEY, REVY CONVERTIBLE SECURITIES FUND.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, INCLUDING FIRST REPUBLIC BANK, PARENT COMPANY OF TRAINER WORTHAM AND FROLEY, REVY, OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                                                             MARKET
   SHARES                                                                                                     VALUE
    --------                                                                                               -----------
              COMMON STOCK - 96.22%
              CONSUMER DISCRETIONARY - 23.72%
    26,250    Amazon.com, Inc.* .......................................................................    $ 1,381,800
    25,000    Bed Bath & Beyond, Inc.* ................................................................      1,083,750
    14,000    Best Buy Co., Inc. ......................................................................        731,360
    14,000    eBay, Inc.* .............................................................................        904,260
    27,500    Tiffany & Co. ...........................................................................      1,243,000
    35,000    Williams-Sonoma, Inc.* ..................................................................      1,216,950
                                                                                                           -----------
                                                                                                             6,561,120
                                                                                                           -----------
              FINANCIAL - 13.20%
    55,000    Allied Capital Corp. ....................................................................      1,533,400
    17,000    Morgan Stanley ..........................................................................        983,790
    30,500    Paychex, Inc. ...........................................................................      1,134,600
                                                                                                           -----------
                                                                                                             3,651,790
                                                                                                           -----------
              HEALTHCARE - 12.89%
    14,000    Amgen, Inc.* ............................................................................        865,200
    12,500    Johnson & Johnson .......................................................................        645,750
    17,000    Medtronic, Inc. .........................................................................        826,370
    32,500    Techne Corp.* ...........................................................................      1,227,850
                                                                                                           -----------
                                                                                                             3,565,170
                                                                                                           -----------
              INDUSTRIALS - 8.91%
    35,000    General Electric Co. ....................................................................      1,084,300
    18,500    United Parcel Service, Inc., Class B ....................................................      1,379,175
                                                                                                           -----------
                                                                                                             2,463,475
                                                                                                           -----------
              INFORMATION TECHNOLOGY - 17.91%
    21,500    Electronic Arts, Inc.* ..................................................................      1,027,270
    15,500    Lexmark International, Inc.* ............................................................      1,218,920
    27,500    QUALCOMM, Inc. ..........................................................................      1,483,075
    75,000    VeriSign, Inc.* .........................................................................      1,222,500
                                                                                                           -----------
                                                                                                             4,951,765
                                                                                                           -----------
              MEDIA / BROADCASTING - 10.96%
    32,000    Clear Channel Communications, Inc. ......................................................      1,498,560
    34,500    Viacom, Inc., Class B ...................................................................      1,531,110
                                                                                                           -----------
                                                                                                             3,029,670
                                                                                                           -----------
              SEMICONDUCTOR EQUIPMENT  - 8.63%
    52,000    Applied Materials, Inc.* ................................................................      1,167,400
    29,000    Novellus Systems, Inc.* .................................................................      1,219,450
                                                                                                           -----------
                                                                                                             2,386,850
                                                                                                           -----------
                  TOTAL COMMON STOCK (COST $20,703,857) ...............................................     26,609,840
                                                                                                           -----------

              SHORT TERM INVESTMENTS - 4.08%
 1,128,803    PNC Bank Money Market Fiduciary, 0.53% ..................................................      1,128,803
                                                                                                           -----------
                  TOTAL SHORT TERM INVESTMENTS (COST $1,128,803) ......................................      1,128,803
                                                                                                           -----------
                  TOTAL INVESTMENTS (COST $21,832,660**) - 100.30% ....................................     27,738,643

                  LIABILITIES LESS OTHER ASSETS - (0.30%) .............................................        (84,095)
                                                                                                           -----------
                  NET ASSETS - 100.00% ................................................................    $27,654,548
                                                                                                           ===========
-------------------------------------
     *  Non-income producing security
    **  Cost for Federal income tax purposes is $21,832,660 and net unrealized appreciation consists of:
                  Gross unrealized appreciation .......................................................    $ 5,921,134
                  Gross unrealized depreciation .......................................................        (15,151)
                                                                                                           -----------
                      Net unrealized depreciation .....................................................    $ 5,905,983
                                                                                                           ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.


                                        5



TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2003
--------------------------------------------------------------------------------
  PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                                                     VALUE
 ----------                                                                                                -----------
              FIXED INCOME SECURITIES - 99.04%
              U.S. GOVERNMENT TREASURY OBLIGATIONS - 9.18%
              U.S. TREASURY NOTES -  9.18%
$   750,000     3.500%, 11/15/06 ......................................................................    $   775,459
    750,000     5.500%, 02/15/08 ......................................................................        827,110
  1,000,000     4.250%, 08/15/13 ......................................................................      1,001,563
                                                                                                           -----------
                  TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (COST $2,515,875) ........................      2,604,132
                                                                                                           -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.15%
              FEDERAL HOME LOAN BANK  - 2.69%
    750,000     3.850%, 01/28/08, Series AM08 .........................................................        763,041
                                                                                                           -----------
              FEDERAL HOME LOAN MORTGAGE AGENCY OBLIGATIONS - 20.26%
    500,000     4.500%, 07/23/07 ......................................................................        507,946
    500,000     3.650%, 10/15/07, Series MTN ..........................................................        507,757
    500,000     3.250%, 02/25/08 ......................................................................        496,069
    500,000     4.250%, 01/30/09, Series MTN ..........................................................        501,097
     57,988     6.500%, 10/01/11, Gold Pool #E65534 ...................................................         61,502
    343,302     4.000%, 02/15/17, Series #2581 HX .....................................................        345,997
      5,785     7.500%, 07/01/17, Pool #141248 ........................................................          6,244
    847,808     4.000%, 11/15/17, Series #2601 GA .....................................................        847,294
     58,981    10.500%, 12/01/20, Gold Pool #A01632 ...................................................         66,528
  1,000,000     4.000%, 03/15/26, Series #2589 GH .....................................................        980,356
     19,420     7.000%, 07/01/26, Gold Pool #D72664 ...................................................         20,604
     14,746     7.000%, 10/01/26, Gold Pool #C80442 ...................................................         15,645
    206,201     6.000%, 07/01/28, Gold Pool #G00943 ...................................................        213,628
    395,852     3.870%, 12/15/28, Series #2527 LT .....................................................        399,084
    328,206     5.000%, 02/15/31, Series #2517 BK .....................................................        332,622
    446,752     3.250%, 04/15/32, Series #2647 A ......................................................        443,418
                                                                                                           -----------
                                                                                                             5,745,791
                                                                                                           -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.56%
     79,074     6.000%, 05/01/13, Pool #421151 ........................................................         83,144
     15,557    11.000%, 11/01/13, Pool #523853 ........................................................         17,662
    115,330     5.500%, 01/01/14, Pool #479939 ........................................................        120,113
    129,519     6.000%, 04/01/14, Pool #483994 ........................................................        136,148
     84,039     6.500%, 02/01/16, Pool #572134 ........................................................         89,193
    609,985     5.500%, 11/01/16, Pool #614506 ........................................................        633,069
        593     7.500%, 04/01/17, Pool #41474 .........................................................            638
    351,372     5.000%, 05/25/18, Series #2003-36 NM ..................................................        351,002
    109,736     9.500%, 12/15/20, Pool #100285 ........................................................        124,784
  1,000,000     5.500%, 03/25/26, Series #2002-85 PB ..................................................      1,035,202
     60,451     6.500%, 03/01/28, Pool #251568 ........................................................         63,315
    163,908     6.500%, 04/01/29, Pool #252342 ........................................................        171,577
    235,024     7.000%, 03/01/30, Pool #533853 ........................................................        248,923
      7,764     7.500%, 06/01/30, Pool #538687 ........................................................          8,300
    725,000     6.000%, 05/25/31, Series #2002-58 PE ..................................................        760,414
                                                                                                           -----------
                                                                                                             3,843,484
                                                                                                           -----------
THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.


                                       6



TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2003
--------------------------------------------------------------------------------
  PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                                                     VALUE
 ----------                                                                                                -----------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 12.64%
$ 1,728,158     4.000%, 03/20/23, Series #2003-86 AH ..................................................    $ 1,724,363
     69,448     6.500%, 10/15/27, Pool #407955 ........................................................         73,371
    110,858     6.500%, 08/15/28, Pool #458485 ........................................................        117,084
    352,944     6.500%, 10/15/28, Pool #457825 ........................................................        372,767
    475,804     4.000%, 01/20/29, Series #2003-11 QJ ..................................................        470,191
    118,093     7.000%, 08/15/29, Pool #506810 ........................................................        125,981
    705,980     4.000%, 05/16/32, Series #2003-83 AB ..................................................        700,211
                                                                                                           -----------
                                                                                                             3,583,968
                                                                                                           -----------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $13,859,828) .........................     13,936,284
                                                                                                           -----------
              CORPORATE BONDS - 40.71%
   250,000    Hydro-Quebec, 6.720%, 03/16/05 ..........................................................        264,886
   250,000    DaimlerChrysler NA Holdings, 7.750%, 06/15/05 ...........................................        269,135
   400,000    Bear Stearns & Co., 3.000%, 03/30/06 ....................................................        406,241
   400,000    WorldCom, Inc.,* 8.000%, 05/15/06 .......................................................        135,000
   250,000    Salomon Smith Barney Holdings, Inc., 7.125%, 10/01/06 ...................................        279,641
   100,000    Union Pacific Resources Corp., 7.000%, 10/15/06 .........................................        111,221
   500,000    Time Warner Cos., Inc., 8.180%, 08/15/07 ................................................        579,474
   650,000    Sears Roebuck Acceptance Corp., 6.250%, 05/01/09 ........................................        715,107
   500,000    Sprint Capital Corp., 6.375%, 05/01/09 ..................................................        535,091
   250,000    Pacific Bell, 6.625%, 11/01/09 ..........................................................        283,049
   200,000    Empresa Nacional Electric, 7.875%, 02/01/27 .............................................        200,936
   886,217    Countrywide Asset-Backed Certificates, 6.730%, 03/25/29 .................................        938,016
 1,039,757    Chase Funding Mortgage Loan Asset-Backed, 8.449%, 02/25/30 ..............................      1,100,831
 1,000,000    Residential Asset Mortgage Products, Inc., 6.550%, 11/25/31 .............................      1,027,111
    59,280    Washington Mutual Mortgage Securities Corp., 5.000%, 10/25/32 ...........................         59,418
   926,133    Residential Accredit Loans, Inc., 4.250%, 05/25/33 ......................................        902,093
   723,424    Wells Fargo Mortgage Backed Securities Trust, 5.500%, 06/25/33 ..........................        748,209
   699,845    Structured Asset Securities Corp., 4.220%, 10/25/33 .....................................        706,861
 1,500,000    New Century Home Equity Loan Trust, 4.760%, 11/25/33 ....................................      1,516,080
   750,000    Bear Stearns & Co.  Alt-A Trust, 5.283%, 01/25/34 .......................................        765,469
                                                                                                           -----------
                  TOTAL CORPORATE BONDS (COST $11,524,965) ............................................     11,543,869
                                                                                                           -----------
                  TOTAL FIXED INCOME SECURITIES (COST $27,900,668) ....................................     28,084,285
                                                                                                           -----------
   SHARES
  --------

              SHORT TERM INVESTMENTS - 0.44%
   125,510    PNC Bank Money Market Fiduciary, 0.53% ..................................................        125,510
                                                                                                           -----------
                  TOTAL SHORT TERM INVESTMENTS (COST $125,510) ........................................        125,510
                                                                                                           -----------
                  TOTAL INVESTMENTS (COST $28,026,178) - 99.48% .......................................     28,209,795

                  OTHER ASSETS LESS OTHER LIABILITIES - 0.52% .........................................        148,793
                                                                                                           -----------
                  NET ASSETS - 100.00% ................................................................    $28,358,588
                                                                                                           ===========
---------------------------
     *  Non-income  producing  security - issuer filed for  protection  under the Federal  Bankruptcy  Code.
    **  Cost  for  Federal  income  tax  purpose  is $28,026,178 and net unrealized appreciation consists of:
                  Gross unrealized appreciation .......................................................    $   575,625
                  Gross unrealized depreciation .......................................................       (392,008)
                                                                                                           -----------
                      Net unrealized appreciation .....................................................    $   183,617
                                                                                                           ===========



THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.


                                        7



FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2003
--------------------------------------------------------------------------------
   PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                                                                    VALUE
  ----------                                                                                               -----------
              CONVERTIBLE BONDS - 71.81%
              CONSUMER DISCRETIONARY - 13.53%
$   45,000    Best Buy Company, Inc., 2.250%, 01/15/22 ................................................    $    48,937
   200,000    Best Buy Company, Inc. 144A, 2.250%, 01/15/22 ...........................................        217,500
   100,000    Brinker International, Inc., 0.000%, 10/10/21 ...........................................         67,375
   155,000    Brinker International, Inc. 144A, 0.000%, 10/10/21 ......................................        104,431
   185,000    Carnival Corporation, 2.000%, 04/15/21 ..................................................        217,606
    60,000    Casual Male Retail Group, Inc. 144A, 5.000%, 01/01/24 ...................................         58,800
   365,000    CBRL Group, Inc., 0.000%, 04/03/32 ......................................................        178,850
    30,000    Fleetwood Enterprises, Inc. 144A, 5.000%, 12/15/23 ......................................         34,837
    55,000    Gap, Inc. 144A, 5.750%, 03/15/09 ........................................................         84,356
   115,000    Hasbro, Inc., 2.750%, 12/01/21 ..........................................................        133,400
   110,000    K2 Corporation 144A, 5.000%, 06/15/10 ...................................................        149,875
   200,000    Lowe's Companies, Inc., 0.861%, 10/19/21 ................................................        212,500
    85,000    Penney, JC Company, 5.000%, 10/15/08 ....................................................         93,288
    55,000    Reebok International Ltd., 4.250%, 03/01/21 .............................................         60,363
   200,000    TJX Companies, Inc., 0.000%, 02/13/21 ...................................................        167,500
    85,000    Venator Group, 5.500%, 06/01/08 .........................................................        128,988
                                                                                                           -----------
                                                                                                             1,958,606
                                                                                                           -----------
              ENERGY - 1.80%
   170,000    McMoRan Exploration Company 144A, 6.000%, 07/02/08 ......................................        260,525
                                                                                                           -----------
              FINANCIAL - 3.21%
    70,000    LandAmerica Financial Group, Inc. 144A, 3.125%, 11/15/33 ................................         74,113
    65,000    LNR Property Corporation, 5.500%, 03/01/23 ..............................................         84,744
    55,000    LNR Property Corporation 144A, 5.500%, 03/01/23 .........................................         71,706
   225,000    Radian Group, Inc. 144A, 2.250%, 01/01/22 ...............................................        235,125
                                                                                                           -----------
                                                                                                               465,688
                                                                                                           -----------
              HEALTHCARE - 17.43%
   180,000    Alkermes, Inc. 144A, 2.500%, 09/01/23 ...................................................        204,750
    85,000    Amerisource Health Corporation, 5.000%, 12/01/07 ........................................        102,000
    35,000    AmerisourceBergen Corporation 144A, 5.000%, 12/01/07 ....................................         42,000
   375,000    Amgen, Inc., 0.000%, 03/01/32 ...........................................................        282,656
    50,000    Celgene Corporation 144A, 1.750%, 06/01/08 ..............................................         59,750
   240,000    Cephalon, Inc., 2.500%, 12/15/06 ........................................................        228,900
    95,000    Connetics Corporation 144A, 2.250%, 05/30/08 ............................................        102,362
   165,000    Fisher Scientific International, Inc. 144A, 2.500%, 10/01/23 ............................        187,069
    90,000    Gilead Sciences, Inc. 144A, 2.000%, 12/15/07 ............................................        122,850
   110,000    Indevus Pharmaceuticals, Inc. 144A, 6.250%, 07/15/08 ....................................        129,938
    70,000    Inhale Therapeutics, 3.500%, 10/17/07 ...................................................         63,263
    70,000    KV Pharmaceutical Company 144A, 2.500%, 05/16/33 ........................................         87,763
    30,000    Mentor Corporation 144A, 2.750%, 01/01/24 ...............................................         32,100
    75,000    Protein Design Labs, Inc., 2.750%, 08/16/23 .............................................         86,906
    75,000    Protein Design Labs, Inc. 144A, 2.750%, 08/16/23 ........................................         86,906
   285,000    Roche Holdings, Inc. 144A, 0.000%, 01/19/15 .............................................        231,919
    80,000    Teva Pharmaceutical Finance BV 144A, 0.375%, 11/15/22 ...................................        111,000
   175,000    Teva Pharmaceutical Finance NV 144A, 0.750%, 08/15/21 ...................................        234,500


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                                       8


FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2003
--------------------------------------------------------------------------------
   PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                                                                    VALUE
  ----------                                                                                               -----------
              HEALTHCARE (CONTINUED)
$   75,000    Valeant Pharmaceuticals International 144A, 3.000%, 08/16/10 ............................    $    82,406
    40,000    Valeant Pharmaceuticals International 144A, 4.000%, 11/15/13 ............................         44,750
                                                                                                           -----------
                                                                                                             2,523,788
                                                                                                           -----------
              INDUSTRIALS - 4.86%
   130,000    Actuant Corporation 144A, 2.000%, 11/15/23 ..............................................        148,525
    30,000    Fairmont Hotels & Resorts, Inc. 144A, 3.750%, 12/01/23 ..................................         31,463
   150,000    Lehman Brothers Holdings, 0.125%, 10/09/08 ..............................................        147,000
   145,000    Tyco International Group SA 144A, 2.750%, 01/15/18 ......................................        185,056
   140,000    Tyco International Group SA 144A, 3.125%, 01/15/23 ......................................        191,450
                                                                                                           -----------
                                                                                                               703,494
                                                                                                           -----------
              MATERIALS - 2.14%
   110,000    Freeport-McMoRan Copper & Gold, Inc., 7.000%, 02/11/11 ..................................        180,950
   165,000    Trizec Hahn Corporation, 3.000%, 01/29/21 ...............................................        128,494
                                                                                                           -----------
                                                                                                               309,444
                                                                                                           -----------
              MEDIA / BROADCASTING - 5.13%
   150,000    Bowne & Co., Inc. 144A, 5.000%, 10/01/33 ................................................        157,125
    35,000    Lamar Advertising Company, 2.875%, 12/31/10 .............................................         35,875
   285,000    Liberty Media Corporation, 3.250%, 03/15/31 .............................................        296,400
   165,000    Mediacom Communications Corporation, 5.250%, 07/01/06 ...................................        159,637
    85,000    Sinclair Broadcast Group, Inc. 144A, 4.875%, 07/15/18 ...................................         93,394
                                                                                                           -----------
                                                                                                               742,431
                                                                                                           -----------
              TECHNOLOGY & COMPUTER - 20.62%
   115,000    Acxiom Corporation 144A, 3.750%, 02/15/09 ...............................................        133,400
    95,000    Advanced Micro Devices, Inc., 4.750%, 02/01/22 ..........................................         96,900
   240,000    Agilent Technologies, Inc., 3.000%, 12/01/21 ............................................        262,200
   140,000    Artesyn Technologies, Inc. 144A, 5.500%, 08/15/10 .......................................        190,050
    75,000    ASML Holding NV, 5.750%, 10/15/06 .......................................................         98,250
    80,000    Ciber, Inc. 144A, 2.875%, 12/15/23 ......................................................         78,500
   195,000    Comverse Technology, Inc. 144A, 0.000%, 05/15/23 ........................................        229,125
   225,000    Fair Issac Corporation 144A, 1.500%, 08/15/23 ...........................................        232,031
   140,000    Flextronics International Ltd. 144A, 1.000%, 08/01/10 ...................................        167,475
    75,000    Lucent Technologies, Inc., 2.750%, 06/15/23 .............................................         86,438
    95,000    Maxtor Corporation 144A, 6.800%, 04/30/10 ...............................................        135,731
    75,000    MSC Software Corporation 144A, 2.500%, 05/05/08 .........................................         97,594
   100,000    Nortel Networks Corporation, 4.250%, 09/01/08 ...........................................         94,625
   135,000    Openwave Systems, Inc., 2.750%, 09/09/08 ................................................        129,431
    45,000    Photronics, Inc., 2.250%, 04/15/08 ......................................................         67,106
    35,000    Photronics, Inc. 144A, 2.250%, 04/15/08 .................................................         52,194
   155,000    Quantum Corporation 144A, 4.375%, 08/01/10 ..............................................        162,363
    35,000    Radisys Corporation 144A, 1.375%, 11/15/23 ..............................................         34,300
    85,000    Serena Software, Inc. 144A, 1.500%, 12/15/23 ............................................         91,481
   125,000    Skyworks Solutions, Inc., 4.750%, 11/15/07 ..............................................        154,375
    75,000    STMicroelectronics NV 144A, 0.000%, 07/05/13 ............................................         80,326
    45,000    Symantec Corporation, 3.000%, 11/01/06 ..................................................         92,306
   155,000    Vishay Intertechnology, Inc. 144A, 3.625%, 08/01/23 .....................................        218,550
                                                                                                           -----------
                                                                                                             2,984,751
                                                                                                           -----------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                                       9



FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2003
--------------------------------------------------------------------------------
   PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                                                                    VALUE
  ----------                                                                                               -----------
              TELECOMMUNICATIONS - 1.50%
$  175,000    Nextel Communications, Inc., 6.000%, 06/01/11 ...........................................    $   217,000
                                                                                                           -----------
              TRANSPORTATION - 1.59%
    80,000    Northwest Airlines Corporation 144A, 6.625%, 05/15/23 ...................................         93,400
    95,000    Yellow Roadway Corporation 144A, 5.000%, 08/08/23 .......................................        125,281
    10,000    Yellow Roadway Corporation 144A, 3.375%, 11/25/23 .......................................         11,300
                                                                                                           -----------
                                                                                                               229,981
                                                                                                           -----------
                  TOTAL CONVERTIBLE BONDS (COST $9,076,019) ...........................................     10,395,708
                                                                                                           -----------
   SHARES
  --------
              CONVERTIBLE PREFERRED STOCKS - 20.27%
              CONSUMER DISCRETIONARY - 3.76%
     2,275    General Motors Corporation Class A, 4.250% ..............................................         60,970
     4,675    General Motors Corporation Class B, 5.250% ..............................................        125,617
     5,900    General Motors Corporation Class C, 6.250% ..............................................        190,570
     4,175    Toys "R" Us, Inc., 6.250% ...............................................................        166,791
                                                                                                           -----------
                                                                                                               543,948
                                                                                                           -----------
              CONSUMER STAPLES - 1.14%
     5,375    Constellation Brands, Inc. Class A, 5.750% ..............................................        165,442
                                                                                                           -----------
              FINANCIAL - 6.60%
     5,325    Citigroup Global Markets, 2.000% ........................................................        202,020
     6,825    Gabelli Asset Management, Inc., 6.950% ..................................................        179,156
     1,650    Platinum Underwriters Holdings, Ltd., 7.000% ............................................         51,134
       600    State Street Corporation, 6.750% ........................................................        145,788
     6,500    Travelers Property Casualty Corporation, 4.250% .........................................        159,250
     3,950    Washington Mutual Capital Trust I, 5.375% ...............................................        217,882
                                                                                                           -----------
                                                                                                               955,230
                                                                                                           -----------
              HEALTHCARE - 0.58%
       950    Anthem, Inc., 6.000% ....................................................................         83,818
                                                                                                           -----------
              INDUSTRIALS - 0.86%
     1,625    Allied Waste Industries, Inc., 6.250% ...................................................        124,313
                                                                                                           -----------
              MATERIALS - 1.46%
       390    Phelps Dodge Company, 6.750% ............................................................         65,988
     2,500    Temple-Inland, Inc., 7.500% .............................................................        145,300
                                                                                                           -----------
                                                                                                               211,288
                                                                                                           -----------
              MEDIA / BROADCASTING - 3.21%
     2,095    Interpublic Group of Companies, Inc. Class A, 5.375%* ...................................        120,148
     7,000    Sinclair Broadcast Group, Inc. Class D, 6.000% ..........................................        345,450
                                                                                                           -----------
                                                                                                               465,598
                                                                                                           -----------
              TECHNOLOGY & COMPUTER - 1.35%
       150    General Cable Corporation, 5.750% .......................................................          8,794
     1,050    Lucent Technologies Capital Trust I, Inc., 7.750% .......................................        111,037
         1    Nortel Networks Corporation, 7.000% .....................................................         75,478
                                                                                                           -----------
                                                                                                               195,309
                                                                                                           -----------
THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                                       10


FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2003
--------------------------------------------------------------------------------
   PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                                                                    VALUE
  ----------                                                                                               -----------
              UTILITIES - 1.31%
     3,250    Ameren Corporation, 9.750% ..............................................................    $    96,655
     1,650    FPL Group, Inc., 8.000% .................................................................         93,209
                                                                                                           -----------
                                                                                                               189,864
                                                                                                           -----------
                  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $2,472,246) ................................      2,934,810
                                                                                                           -----------

              COMMON STOCK - 6.89%
              CONSUMER DISCRETIONARY - 1.49%
     7,700    Wynn Resorts Ltd.* ......................................................................        215,677
                                                                                                           -----------
              HEALTHCARE - 1.37%
     8,300    IVAX Corporation* .......................................................................        198,204
                                                                                                           -----------
              MUTUAL FUND - 1.48%
     5,000    Asia Tigers Fund, Inc. ..................................................................         52,500
     3,000    Central Europe and Russia Fund, Inc. ....................................................         68,880
     3,000    Templeton Russia and East European Fund, Inc. ...........................................         92,160
                                                                                                           -----------
                                                                                                               213,540
                                                                                                           -----------
              TECHNOLOGY & COMPUTER - 1.23%
    35,000    I2 Technologies, Inc.* ..................................................................         56,700
     8,100    LTX Corporation* ........................................................................        121,743
                                                                                                           -----------
                                                                                                               178,443
                                                                                                           -----------
              TELECOMMUNICATIONS - 1.32%
     6,800    Nextel Communications, Inc. Class A* ....................................................        190,808
                                                                                                           -----------
                  TOTAL COMMON STOCK (COST $857,100) ..................................................        996,672
                                                                                                           -----------

              WARRANTS - 0.11%
              TECHNOLOGY - 0.11%
    13,081    Micron Technology, Inc. 144A* ...........................................................         15,043
                                                                                                           -----------
                  TOTAL WARRANTS (COST $224,993) ......................................................         15,043
                                                                                                           -----------

              SHORT TERM INVESTMENTS - 0.56%
    40,614    Blackrock Provident Institutional Temp Fund, 0.53% ......................................         40,614
    40,614    PNC Bank Money Market Fiduciary, 0.53% ..................................................         40,614
                                                                                                           -----------
                  TOTAL SHORT TERM INVESTMENTS (COST $81,228) .........................................         81,228
                                                                                                           -----------
                  TOTAL INVESTMENTS (COST $12,711,586) - 99.64% .......................................     14,423,461

                  LIABILITIES LESS OTHER ASSETS - 0.36% ...............................................         52,830
                                                                                                           -----------
                  NET ASSETS - 100.00% ................................................................    $14,476,291
                                                                                                           ===========
---------------------------
  144A  Private  placement  securities issued under Rule 144A are exempt from the registration requirements of the Securities Act of 1933.
     *  Non-income producing security
    **  Cost for Federal income tax purposes is $12,711,586 and net unrealized appreciation consists of:
                  Gross unrealized appreciation .......................................................    $ 1,990,480
                  Gross unrealized depreciation .......................................................       (278,605)
                                                                                                           -----------
                      Net unrealized appreciation .....................................................    $ 1,711,875
                                                                                                           ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         FIRST            TOTAL        CONVERTIBLE
                                                                                         MUTUAL          RETURN         SECURITIES
                                                                                          FUND          BOND FUND           FUND
                                                                                      -----------      -----------      -----------
ASSETS
   Investments in securities at market value (identified cost $21,832,660
     $28,026,178 and $12,711,586 respectively) .................................      $27,738,643      $28,209,795      $14,423,461
   Receivables:
     Dividends and interest ....................................................           19,888          204,195           93,281
     Reimbursement due from Investment Advisor .................................               --            2,754            5,940
                                                                                      -----------      -----------      -----------
     TOTAL ASSETS ..............................................................       27,758,531       28,416,744       14,522,682
                                                                                      -----------      -----------      -----------
LIABILITIES
   Payables:
     Beneficial interest shares redeemed .......................................            2,003               --               --
     Advisory fee ..............................................................           17,284           10,764            7,514
     Accrued expenses ..........................................................           84,696           47,392           38,877
                                                                                      -----------      -----------      -----------
     TOTAL LIABILITIES .........................................................          103,983           58,156           46,391
                                                                                      -----------      -----------      -----------
NET ASSETS
   (applicable to outstanding shares of 2,866,043, 2,796,418
     and 1,596,160 respectively; unlimited shares of
     $0.001 par value authorized) ..............................................      $27,654,548      $28,358,588      $14,476,291
                                                                                      ===========      ===========      ===========
   Net asset value, offering and redemption price per share ....................            $9.65           $10.14            $9.07*
                                                                                      ===========      ===========      ===========
SOURCE OF NET ASSETS
   Paid-in capital .............................................................      $29,629,965      $28,144,728      $13,796,861
   Undistributed net investment income .........................................         (104,190)            (313)           8,335
   Accumulated net realized gain (loss) on investments .........................       (7,777,210)          30,556       (1,040,780)
   Net unrealized appreciation (depreciation) of investments ...................        5,905,983          183,617        1,711,875
                                                                                      -----------      -----------      -----------
     NET ASSETS ................................................................      $27,654,548      $28,358,588      $14,476,291
                                                                                      ===========      ===========      ===========

---------------------------
*Offering price per Class A Share ($9.07/0.96 = $9.45)


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.


                                       12



STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                                          FIRST            TOTAL         CONVERTIBLE
                                                                                         MUTUAL           RETURN         SECURITIES
                                                                                          FUND           BOND FUND          FUND
                                                                                       ----------        ---------       ----------
INVESTMENT INCOME
   Dividends ....................................................................      $  138,117        $      --       $   94,659
   Interest .....................................................................           1,456          517,243          153,490
   Other Income .................................................................              --               --              188
                                                                                       ----------        ---------       ----------
   TOTAL INCOME .................................................................         139,573          517,243          248,337
                                                                                       ----------        ---------       ----------
EXPENSES
   Advisory fees (Note 4) .......................................................         100,038           53,185           46,859
   Transfer agent fees ..........................................................          47,745           15,658           14,907
   Administrator expense ........................................................          25,022           14,653           11,149
   Distribution Expense (Note 4) ................................................           5,703               --            9,372
   Trustees' fees and expenses ..................................................          16,590           14,960           12,339
   Bookkeeping and pricing ......................................................          15,318           14,638           14,043
   Legal expenses ...............................................................           7,981            7,366            4,709
   Registration expense .........................................................           2,823            3,525              280
   Independent accountants ......................................................           7,445            5,701           10,489
   Reports to shareholders ......................................................           4,247            4,162            1,895
   Custodian fees ...............................................................           3,638            3,873            8,484
   Insurance expense ............................................................           4,580            4,381            4,496
   Other ........................................................................           2,633            5,090            5,954
                                                                                       ----------        ---------       ----------
TOTAL EXPENSES ..................................................................         243,763          147,192          144,976
   Expenses waived and reimbursed (Note 4) ......................................              --          (29,002)         (32,515)
                                                                                       ----------        ---------       ----------
   NET EXPENSES .................................................................         243,763          118,190          112,461
                                                                                       ----------        ---------       ----------
   NET INVESTMENT INCOME (LOSS) .................................................        (104,190)         399,053          135,876
                                                                                       ----------        ---------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) from security transactions ..........................         709,502          255,203          531,207
   Net change in unrealized appreciation (depreciation) of investments ..........       3,729,559         (759,062)         910,516
                                                                                       ----------        ---------       ----------
   Net realized and unrealized gain (loss) on investments .......................       4,439,061         (503,859)       1,441,723
                                                                                       ----------        ---------       ----------
   Net increase (decrease) in net assets resulting from operations ..............      $4,334,871        $(104,806)      $1,577,599
                                                                                       ==========        =========       ==========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.


                                        13



--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
                                                                                      ---------------------------------------------
                                                                                         FIRST             TOTAL        CONVERTIBLE
                                                                                         MUTUAL           RETURN         SECURITIES
                                                                                          FUND           BOND FUND          FUND
                                                                                      -----------      -----------      -----------
OPERATIONS
   Net investment income (loss) .................................................     $  (104,190)     $   399,053      $   135,876
   Net realized gain (loss) on investments ......................................         709,502          255,203          531,207
   Net change in unrealized appreciation (depreciation)
     of investments .............................................................       3,729,559         (759,062)         910,516
                                                                                      -----------      -----------      -----------
   Net increase (decrease) in net assets resulting
     from operations ............................................................       4,334,871         (104,806)       1,577,599
                                                                                      -----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income .....................................              --         (407,581)        (295,180)
   Distributions from realized short-term gains on investments ..................              --               --               --
   Distributions from realized long-term gains on investments ...................              --         (234,577)              --
                                                                                      -----------      -----------      -----------
     Total distributions ........................................................              --         (642,158)        (295,180)
                                                                                      -----------      -----------      -----------
BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold .....................................................         732,058        9,505,103          615,191
   Receipt from shares issued on reinvestment
     of distributions ...........................................................              --          588,406          264,537
   Shares redeemed ..............................................................      (2,130,379)      (1,988,953)      (2,758,173)
                                                                                      -----------      -----------      -----------
   Net increase (decrease) in net assets resulting
     from beneficial transactions (a) ...........................................      (1,398,321)       8,104,556       (1,878,445)
                                                                                      -----------      -----------      -----------
     Total increase (decrease) in net assets                                            2,936,550        7,357,592         (596,026)
                                                                                      -----------      -----------      -----------
NET ASSETS
   Beginning of period ..........................................................      24,717,998       21,000,996       15,072,317
                                                                                      -----------      -----------      -----------
   End of period ................................................................     $27,654,548      $28,358,588      $14,476,291
                                                                                      ===========      ===========      ===========
   (a) Transactions in shares of beneficial interest were:
      Shares sold ...............................................................          80,500          927,508           71,432
      Shares issued on reinvestment of distributions ............................              --           57,816           29,656
      Shares redeemed ...........................................................        (234,714)        (195,611)        (316,770)
                                                                                      -----------      -----------      -----------
      Net increase (decrease) ...................................................        (154,214)         789,713         (215,682)
      Beginning balance .........................................................       3,020,257        2,006,705        1,811,842
                                                                                      -----------      -----------      -----------
      Ending balance ............................................................       2,866,043        2,796,418        1,596,160
                                                                                      ===========      ===========      ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                           FOR THE YEAR ENDED JUNE 30, 2003
                                                                                      ---------------------------------------------
                                                                                         FIRST            TOTAL         CONVERTIBLE
                                                                                         MUTUAL          RETURN          SECURITIES
                                                                                          FUND          BOND FUND          FUND
                                                                                      -----------      -----------      -----------
OPERATIONS
   Net investment income (loss) .................................................     $  (203,489)     $   964,771      $   338,245
   Net realized gain (loss) on investments ......................................      (2,566,574)          18,451         (671,942)
   Net change in unrealized appreciation (depreciation)
     of investments .............................................................        (191,208)         887,613        1,052,832
                                                                                      -----------      -----------      -----------
   Net increase (decrease) in net assets resulting
     from operations ............................................................      (2,961,271)       1,870,835          719,135
                                                                                      -----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income .....................................              --         (970,318)        (311,188)
   Distributions from realized short-term gains on investments ..................              --          (35,231)              --
   Distributions from realized long-term gains on investments ...................              --               --               --
                                                                                      -----------      -----------      -----------
     Total distributions ........................................................              --       (1,005,549)        (311,188)
                                                                                      -----------      -----------      -----------
BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold .....................................................       1,005,124          798,065          363,669
   Receipt from shares issued on reinvestment of distributions ..................              --          908,729          297,135
   Shares redeemed ..............................................................      (4,836,800)      (4,627,580)      (2,833,360)
                                                                                      -----------      -----------      -----------
   Net increase (decrease) in net assets resulting
     from beneficial transactions (a) ...........................................      (3,831,676)      (2,920,786)      (2,172,556)
                                                                                      -----------      -----------      -----------
     Total increase (decrease) in net assets ....................................      (6,792,947)      (2,055,500)      (1,764,609)
                                                                                      -----------      -----------      -----------
NET ASSETS
   Beginning of year ............................................................      31,510,945       23,056,496       16,836,926
                                                                                      -----------      -----------      -----------
   End of year ..................................................................     $24,717,998      $21,000,996      $15,072,317
                                                                                      ===========      ===========      ===========
   (a) Transactions in shares of beneficial interest were:
      Shares sold ...............................................................         129,865           77,806           46,902
      Shares issued on reinvestment of distributions ............................              --           88,649           38,690
      Shares redeemed ...........................................................        (647,816)        (452,210)        (369,128)
                                                                                      -----------      -----------      -----------
      Net increase (decrease) ...................................................        (517,951)        (285,755)        (283,536)
      Beginning balance .........................................................       3,538,208        2,292,460        2,095,378
                                                                                      -----------      -----------      -----------
      Ending balance ............................................................       3,020,257        2,006,705        1,811,842
                                                                                      ===========      ===========      ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                  SIX MONTHS                         FIRST MUTUAL FUND
                                                     ENDED       --------------------------------------------------------
                                                  DECEMBER 31,                      YEARS ENDED JUNE 30,
                                                      2003       --------------------------------------------------------
                                                  (UNAUDITED)       2003        2002       2001         2000        1999
                                                    -------      -------     -------     -------      -------     -------
NET ASSET VALUE, BEGINNING OF YEAR .............    $  8.18      $  8.91     $ 11.52     $ 20.05      $ 16.54     $ 12.47
                                                    -------      -------     -------     -------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment loss .........................      (0.03)       (0.06)      (0.07)      (0.14)       (0.22)      (0.14)
   Net gain (loss) on securities (both realized
     and unrealized) ...........................       1.50        (0.67)      (2.29)      (6.04)        4.58        5.35
                                                    -------      -------     -------     -------      -------     -------
   Total from investment operations ............       1.47        (0.73)      (2.36)      (6.18)        4.36        5.21
                                                    -------      -------     -------     -------      -------     -------
   LESS DISTRIBUTIONS
   Distributions from capital gains ............         --           --       (0.25)      (2.35)       (0.85)      (1.14)
                                                    -------      -------     -------     -------      -------     -------
   Total distributions .........................         --           --       (0.25)      (2.35)       (0.85)      (1.14)
                                                    -------      -------     -------     -------      -------     -------
NET ASSET VALUE, END OF YEAR ...................    $  9.65      $  8.18     $  8.91     $ 11.52      $ 20.05     $ 16.54
                                                    =======      =======     =======     =======      =======     =======
TOTAL RETURN ...................................      17.97%#      (8.19%)    (20.71%)    (31.76%)      26.50%      43.53%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ..........    $27,655      $24,718     $31,511     $46,537      $71,297     $54,769
   Ratios of expenses to average net assets ....       1.83%*       1.98%       1.67%       1.52%        1.59%       1.64%
   Ratios of net investment loss to
     average net assets ........................      (0.78)%*     (0.82%)     (0.67%)     (0.98%)      (1.23%)     (1.02%)
   Portfolio turnover rate .....................         18%#         65%         76%         51%          36%         56%


----------------------------------------------------
* Annualized
# Not annualized


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.


                                       16



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.


                                                  SIX MONTHS                       TOTAL RETURN BOND FUND
                                                     ENDED       --------------------------------------------------------
                                                  DECEMBER 31,                      YEARS ENDED JUNE 30,
                                                      2003       --------------------------------------------------------
                                                  (UNAUDITED)       2003        2002       2001         2000        1999
                                                    -------      -------     -------     -------      -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD ...........    $ 10.47      $ 10.06     $ 10.13     $  9.71      $  9.96     $ 10.25
                                                    -------      -------     -------     -------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income .......................       0.17         0.46        0.56        0.52         0.52        0.47
   Net gain (loss) on securities
     (both realized and unrealized) ............      (0.25)        0.44        0.01        0.43        (0.20)      (0.18)
                                                    -------      -------     -------     -------      -------     -------
   Total from investment operations ............      (0.08)        0.90        0.57        0.95         0.32        0.29
                                                    -------      -------     -------     -------      -------     -------
   LESS DISTRIBUTIONS
   Dividends from net investment income ........      (0.17)       (0.47)      (0.55)      (0.53)       (0.52)      (0.47)
   Distributions from capital gains ............      (0.08)       (0.02)      (0.09)      --           (0.05)      (0.11)
                                                    -------      -------     -------     -------      -------     -------
   Total distributions .........................      (0.25)       (0.49)      (0.64)      (0.53)       (0.57)      (0.58)
                                                    -------      -------     -------     -------      -------     -------
NET ASSET VALUE, END OF PERIOD .................    $ 10.14      $ 00.00     $ 10.06     $ 10.13      $  9.71     $  9.96
                                                    =======      =======     =======     =======      =======     =======
TOTAL RETURN ...................................      (0.69)%#      9.15%       5.78%       9.94%        3.31%       2.80%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ........    $28,359      $21,001     $23,056     $27,893      $19,332     $16,926
   Ratios of expenses to average net
     assets before reimbursement of
     expenses by Advisor .......................       1.25%*       1.34%       1.25%       1.10%        1.38%       1.46%
     after reimbursement of
     expenses by Advisor .......................       1.00%*       1.00%       1.00%       0.99%        0.98%       1.20%
   Ratios of net investment income to average
     net assets before reimbursement of
     expenses by Advisor .......................       3.13%*       4.13%       4.92%       5.23%        4.89%       4.55%
     after reimbursement of
     expenses by Advisor .......................       3.38%*       4.47%       5.17%       5.34%        5.29%       4.81%
   Portfolio turnover rate .....................         19%#         41%         26%         57%          16%         57%


----------------------------------------------------
* Annualized
# Not annualized


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                  SIX MONTHS                CONVERTIBLE SECURITIES FUND
                                                     ENDED       -------------------------------------------------
                                                  DECEMBER 31,                  YEARS ENDED JUNE 30,
                                                      2003       -------------------------------------------------
                                                  (UNAUDITED)        YEARS ENDED JUNE 30,          PERIOD ENDED
                                                    -------      --------------------------          JUNE 30,
                                                                   2003              2002              2001 1
                                                                 -------           -------           --------
NET ASSET VALUE, BEGINNING OF YEAR .............    $  8.32      $  8.04           $  8.98           $  10.00
                                                    -------      -------           -------           --------
   INCOME FROM INVESTMENT OPERATIONS
   ---------------------------------
   Net investment income .......................       0.08         0.18              0.21               0.21
   Net gain (loss) on securities
     (both realized and unrealized) ............       0.86         0.26             (0.88)             (0.80)
                                                    -------      -------           -------           --------
   Total from investment operations ............       0.94         0.44             (0.67)             (0.59)
                                                    -------      -------           -------           --------
   LESS DISTRIBUTIONS
   ------------------
   Dividends from net investment income ........      (0.19)       (0.16)            (0.24)             (0.13)
   Distributions from capital gains ............         --           --             (0.03)             (0.30)
                                                    -------      -------           -------           --------
   Total distributions .........................      (0.19)       (0.16)            (0.27)             (0.43)
                                                    -------      -------           -------           --------
NET ASSET VALUE, END OF PERIOD .................    $  9.07      $  8.32           $  8.04           $   8.98
                                                    =======      =======           =======           ========
TOTAL RETURN (does not reflect sales load) .....      11.33%#       5.64%            (7.53%)            (5.88%)+
RATIOS/SUPPLEMENTAL DATA
------------------------
   Net assets, end of period (in 000's) ........    $14,476      $15,072           $16,837            $14,730
   Ratios of expenses to average net assets
     before reimbursement of
     expenses by Advisor .......................       1.93%*       1.82%             1.78%              1.95%*
     after reimbursement of
     expenses by Advisor .......................       1.50%*       1.50%             1.50%              1.50%*
   Ratios of net investment income to
     average net assets before reimbursement
     of expenses by Advisor ....................       1.38%*       1.93%             2.44%              2.30%*
     after reimbursement of
     expenses by Advisor .......................       1.81%*       2.25%             2.72%              2.75%*
   Portfolio turnover rate .....................         44%#         87%              101%               159%+

----------------------------------------------------
1 The  Convertible  Securities  Fund commenced  operations on August 28, 2000.
* Annualized.
# Not annualized
+ Since inception, not annualized.



THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 2003
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. The Trust operates as a series company and presently offers three series: Trainer Wortham First Mutual Fund ("First Mutual Fund"), Trainer Wortham Total Return Bond Fund ("Total
Return Bond Fund") and Froley, Revy Convertible Securities Fund ("Convertible Securities Fund") (collectively referred to as the "Funds"). First Mutual Fund and Total Return Bond Fund offer one class of shares. The Convertible Securities Fund offers two classes of shares. Class A Shares commenced operation on August 28, 2000, and Class B Shares have not commenced operation as of December 31, 2003. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The First Mutual Fund seeks capital appreciation principally through investments in common stock. The Fund may also invest in securities convertible into common stock such as convertible bonds or preferred stock. Its secondary investment objective is to seek income from dividends and interest.

The Total Return Bond Fund seeks to maximize total return consistent with preservation of capital. The Fund will invest in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. The Fund will seek to produce conservative, risk-adjusted returns.

The Convertible Securities Fund seeks to provide total return through the combination of current income and long-term capital appreciation. The Fund invests primarily in convertible securities of companies that the Advisor believes have above average growth rates and sound financial characteristics.

Due to the inherent risk in any investment program, the Funds cannot ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Equity Securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value.

Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available are valued at their fair market value as determined in good faith under procedures established by the Board of Trustees.

Debt securities (including convertible debt) having a maturity greater than 60 days for which market quotations are readily available will be valued at the latest bid price for the Froley, Revy Convertible Securities Fund and the average of the latest bid and ask price for the Total Return Bond Fund. If there is no ask price quoted on such day, the security will be valued at the latest bid price.

Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)          DECEMBER 31, 2003
--------------------------------------------------------------------------------

C. NET ASSET VALUE PER SHARE. Net asset value per share of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Funds' net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share for the First Mutual Fund and the Total Return Bond Fund. For the Convertible Securities Fund, Class A shares are purchased at the offering price per share which includes a 4% front end sales charge.

D. FEDERAL INCOME TAXES. It is the policy of each Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its shareholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with U.S. generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - DISTRIBUTIONS TO SHAREHOLDERS
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tax character of dividends and distributions paid during the six months ended December 31, 2003 and the year ended June 30, 2003 were as follows:

                                               FIRST MUTUAL FUND
                                   SIX MONTHS ENDED          YEAR ENDED
                                   DECEMBER 31, 2003       JUNE 30, 2003
                                  ------------------       -------------
Distributions paid from:
   Long-term capital gain ..........   $     --              $  937,011
                                       --------              ----------
Total Distribution .................   $     --              $  937,011
                                       ========              ==========

                                             TOTAL RETURN BOND FUND
                                   SIX MONTHS ENDED          YEAR ENDED
                                   DECEMBER 31, 2003       JUNE 30, 2003
                                  ------------------       -------------
Distributions paid from:
   Ordinary income .................   $407,581              $1,315,660
   Short-term capital gain .........         --                  81,995
   Long-term capital gain ..........    234,577                 142,548
                                       --------              -----------
Total Distribution .................   $642,158              $1,540,203
                                       ========              ==========

                                          CONVERTIBLE SECURITIES FUND
                                   SIX MONTHS ENDED          YEAR ENDED
                                   DECEMBER 31, 2003       JUNE 30, 2003
                                  ------------------       -------------
Distributions paid from:
   Ordinary income .................   $295,180              $  423,249
   Long-term capital gain ..........         --                  62,519
                                       --------              -----------
Total Distribution .................   $295,180              $  485,768
                                       ========              ==========

There were no short-term capital gain distributions. Total distributions were $642,158 and $295,180 for the Total Return Bond Fund and Convertible Securities Fund, respectively.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)          DECEMBER 31, 2003
--------------------------------------------------------------------------------

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                   FIRST            TOTAL           CONVERTIBLE
                                                   MUTUAL           RETURN          SECURITIES
                                                    FUND           BOND FUND           FUND
                                                   ------          ---------        -----------
Undistributed ordinary income ...........          $  --            $ 8,216           $167,639
Undistributed short-term gain (loss) ....             --              4,359                 --
Undistributed long-term gain (loss) .....             --              7,533                 --
                                                   -----            -------           --------
   Distributable earnings ...............          $  --            $20,108           $167,639
                                                   =====            =======           ========


NOTE 3 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the six months ended December 31, 2003 are as follows:


FUND                                          PURCHASES            SALES
----                                        -------------       ------------
First Mutual ............................   $  4,701,648         $6,818,446
Total Return Bond .......................   $ 15,649,435         $4,279,965
Convertible Securities ..................   $  6,473,141         $8,746,683

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer Wortham & Company, Inc. ("Trainer Wortham") (a wholly-owned subsidiary of First Republic Bank) is the investment advisor for two of the Trust's series pursuant to two separate investment advisory agreements (each an "Agreement"). Under the terms of each Agreement with respect to the First Mutual Fund and the Total Return Bond Fund, Trainer Wortham receives an annual fee, accrued daily and paid monthly, of 0.75% and 0.45%, respectively, of the average daily net assets of the Fund. During the six months ended December 31, 2003, the Trust paid advisory fees on behalf of the Funds as follows:

FUND
----
First Mutual ............................       $100,038
Total Return Bond .......................       $ 53,185

Trainer Wortham has contractually agreed, pursuant to an Operating Expenses Agreement, to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Total Return Bond Fund to 1.00% of the Fund's average daily net assets during the current fiscal year.

Froley, Revy Investment Company, Inc. ("Froley, Revy") (a wholly-owned subsidiary of First Republic Bank) is the investment advisor for the Convertible Securities Fund. Froley, Revy receives an annual fee accrued daily and paid monthly of 0.625% of the average daily net assets of the Convertible Securities Fund. For the six months ended December 31, 2003, the Trust paid Froley, Revy advisory fees of $46,859. Froley, Revy has contractually agreed to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Class A Shares and the Class B Shares of the Fund to 1.50% and 2.00%, respectively, of the Fund's average daily net assets.

For the six months ended December 31, 2003, Trainer Wortham and Froley, Revy waived and reimbursed expenses as follows:

FUND
----
Total Return Bond .......................        $29,002
Convertible Securities ..................        $32,515

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)          DECEMBER 31, 2003
--------------------------------------------------------------------------------

The Operating Expense Agreement for each Fund provides that any fees waived and/or operating expenses reimbursed by Trainer Wortham and Froley, Revy during a fiscal year of the Fund may be recouped by an advisor during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2003 the Total Return Bond Fund had unrecouped fee waivers and/or expense reimbursements of $162,087 of which $26,390 can be recouped through June 30, 2004, $62,183 can be recouped through June 30, 2005 and $73,514 can be recouped through June 30, 2006. As of June 30, 2003 the Convertible Securities Fund had unrecouped fee waivers and/or expense reimbursements of $130,843 of which $40,797 can be recouped through June 30, 2004, $42,236 can be recouped through June 30, 2005 and $47,810 can be recouped through June 30, 2006.

In  addition,   Froley,   Revy  has  retained   Trainer   Wortham  to  serve  as
sub-investment advisor to the Convertible Securities Fund. As sub-advisor, Trainer Wortham utilizes an investment committee to provide research and analysis services to Froley, Revy with respect to the Fund's investments. The sub-investment advisory fees of Trainer Wortham are paid directly by Froley, Revy and are not paid by the Convertible Securities Fund.

The Trust has adopted Distribution Service Plans (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to each class of shares offered by the First Mutual and Convertible Securities Funds in order to pay certain expenses associated with the distribution of its shares. Each Plan permits the Fund to pay or reimburse, as applicable, PFPC Distributors, Inc., (the "Distributor"), the Trust's sole underwriter and distributor, for distribution and shareholder servicing expenses incurred by the Distributor. Pursuant to the Plan for the First Mutual Fund and the Convertible Securities Class A Shares, a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund's/Class's assets may be paid. Pursuant to the Plan for the Convertible Securities Fund Class B Shares, a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund's/Class's net assets may be paid. For the year ended December 31, 2003, First Mutual Fund and the
Convertible Securities Fund Class A paid 12b-1 fees of $5,703 and $9,372, respectively. Convertible Securities Class A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's current prospectus. Class B Shares of the Convertible Securities Fund have not yet been offered.

Certain officers and trustees of the Trust are affiliated persons of Trainer Wortham and Froley, Revy.

                              TRAINER WORTHAM FUNDS
                           1230 Avenue of the Americas
                               New York, NY 10020

OFFICERS

David P. Como
CHIEF INVESTMENT OFFICER

H. Williamson Ghriskey
PRESIDENT, CHIEF EXECUTIVE OFFICER,
CHIEF ADMINISTRATIVE
OFFICER

John D. Knox
VICE PRESIDENT

Andrea Revy O'Connell
VICE PRESIDENT

Christopher Brancazio
COMPLIANCE OFFICER

Ann Houlihan
TREASURER;
CHIEF FINANCIAL OFFICER

Lisa King
SECRETARY


INVESTMENT ADVISORS
Trainer Wortham & Company, Inc.
1230 Avenue of the Americas
New York, NY 10020

Froley, Revy Investment Company, Inc.
10900 Wilshire Boulevard, Suite 900
Los Angeles, CA 90024



AUDITORS
Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, PA 19102-1732


CUSTODIAN
PFPC Trust Company, Inc.
8800 Tinicum Blvd.
Philadelphia, PA 19153


FUND ADMINISTRATION
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406-1212

DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406 -- DFU 2/04

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE TRUST UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE TRUST'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

TRUSTEES:
Robert H. Breslin, Jr.
David P. Como
Todd L. Eisenberg
David Elias
George A. Froley, III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell


                              ---------------------
                              TRAINER WORTHAM FUNDS
                              ---------------------

                                   866.TWFUNDS
                                  866.893.8637


                  THIS REPORT IS TO BE PRECEDED OR ACCOMPANIED
                                BY A PROSPECTUS.

              1230 Avenue of the Americas, New York, New York 10020
                   www.trainerwortham.com o www.froleyrevy.com

                             ---------------------
                             TRAINER WORTHAM FUNDS
                             ---------------------

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2003



                                FIRST MUTUAL FUND

                              TOTAL RETURN BOND FUND

                                   FROLEY, REVY
                           CONVERTIBLE SECURITIES FUND

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 11. EXHIBITS.

     (a)(1)    Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Trainer Wortham Funds
            ---------------------------------------------------------------

By (Signature and Title)*  /s/ H. Williamson Ghriskey, Jr.
                           ------------------------------------------------
                           H. Williamson Ghriskey, Jr.,
                           President, Chief Executive Officer & Chief
                           Administrative Officer

Date     March 9, 2004
      ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ H. Williamson Ghriskey, Jr.
                           ------------------------------------------------
                           H. Williamson Ghriskey, Jr.,
                           President, Chief Executive Officer & Chief
                           Administrative Officer

Date   March 9, 2004


By (Signature and Title)*  /s/ Ann Houlihan
                           ------------------------------------------------
                           Ann Houlihan, Treasurer & Chief Financial Officer

Date     March 4, 2004
      ---------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.